Schedule of Trade Payables (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payables
Related parties – payable Note 21	$ 980,127	$ 589,166	$ 4,936,423
Trade payables	8,581,037	9,866,518	1,776,345
Total trade and other payables	$ 9,561,164	$ 10,455,684	$ 6,712,768